Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 8 - LEASES:

The Group is a party to a rental contract in Israel that was signed in December 2022 (See note 2r). The Group’s leases include the lease of offices for the Company’s headquarters in Tel Aviv for a period of 21 months, plus an option for two consecutive one year extensions. The lessor was bound by lease contract, made prior to the Company’s lease contract, that provides a first priority option [to purchase] to a third party on the same premises. The Company would have been able to exercise its options only if the third party would not exercise its option. The third party had until late 2024 to provide notice to the lessor of its decision whether to exercise the option. If the third party does not exercise its option, the Company would be able to exercise its option. In December 2024 the lessor informed the Company that the Company could exercise its option for an extension of two additional years until November 2026 and therefore the company exercised its option. Lease payments are linked to the consumer price index of Israel.

In February 2025 the Group signed a new lease contract for its office in USA for a period of 17 months, that is effected by IFRS 16 until June 2026.

a.	Right-of-use assets:

	Cost					Accumulated depreciation					Net book value
	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2025:
Offices	202	66	-	30	298	7	143	-	11	161	137
	202	66	-	30	298	7	143	-	11	161	137
Composition in 2024:
Offices	163	197	(163)	5	202	73	95	(163)	2	7	195
	163	197	(163)	5	202	73	95	(163)	2	7	195
Composition in 2023:
Offices	166	-	-	(3)	163	-	72	-	1	73	90
	166	-	-	(3)	163	-	72	-	1	73	90

b.	Lease liabilities:

	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2025 -
Offices	194	66	15	(159)	17	133
Total	194	66	15	(159)	17	133
Composition in 2024 -
Offices	87	197	3	(98)	5	194
Total	87	197	3	(98)	5	194
Composition in 2023 -
Offices	166	-	6	(81)	(4)	87
Total	166	-	6	(81)	(4)	87

	As of December 31
	2025	2024
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Offices	133	98
	133	98
Non-current lease liabilities
Offices	-	96
	-	96

Total	133	194
b.	Additional disclosure:

1)	To secure the Group’s lease obligation on its offices, the Group has provided a bank guarantee in the amount of $43 for the benefit of the lessor.

2)	As of December 31, 2025, future lease payments under the leases were:

Total
Year:	in USD thousands
2026	139
139

4)	In 2025 and in 2024, a short term lease with a lease term of fewer than 12 months without a purchase option was recognized as an expense in profit or loss at the amount of $3 and $2, respectively.